Other information (Tables)	12 Months Ended
Dec. 31, 2021
Other information
Schedule of other information

(€ million)	2021	2020	2019
Investment in consolidated subsidiaries and businesses
Current assets	262	15	1
Non-current assets	2,698	193	12
Net borrowings	(486)	(64)	—
Current and non-current liabilities	(349)	(17)	(6)
Net effect of investments	2,125	127	7
Fair value of investments held before the acquisition of control	(99)	—	—
Non-controlling interests	(4)	(15)	(2)
Purchase price	2,022	112	5
Cash and cash equivalents acquired	(121)	(3)	—
Consolidated subsidiaries and businesses net of cash and cash equivalent acquired	1,901	109	5

Disposal of consolidated subsidiaries and businesses
Current assets	2	—	77
Non-current assets	—	—	188
Net borrowings	—	—	11
Current and non-current liabilities	—	—	(57)
Net effect of disposals	2	—	219
Reclassification of foreign currency translation differences among other items of OCI	—	—	(24)
Gain (loss) on disposal	—	—	16
Selling price	2	—	211
Cash and cash equivalents sold	—	—	(24)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of before business combination	2	—	187

Business combination Unión Fenosa Gas
Investment in Unión Fenosa Gas sold	232	—	—
Investments and businesses acquired
Current assets	370	—	—
Non-current assets	378	—	—
Net borrowings	(128)	—	—
Long-term and short-term liabilities	(420)	—	—
Total investments and businesses acquired	200	—	—
Total net disposals	32	—	—
Cash and cash equivalents acquired	42	—	—
Business combination Unión Fenosa Gas net of cash and cash equivalent acquired	74	—	—

Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	76	—	187